Accumulated Other Comprehensive Income (Loss) - Components of Accumulated Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance		$ (1,736)	$ (1,373)	$ (911)
Other comprehensive income (loss), before reclassifications		(357)	(456)	(315)
Amounts reclassified from other comprehensive income (loss)		230	93	(19)
Other comprehensive income (loss)	[1]	(127)	(363)	(334)
Purchase of noncontrolling interest				(128)
Ending balance		(1,863)	(1,736)	(1,373)
Unrealized Gain (Loss) on Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance		(117)	49	(41)
Other comprehensive income (loss), before reclassifications		(28)	(201)	144
Amounts reclassified from other comprehensive income (loss)		148	35	(55)
Other comprehensive income (loss)	[1]	120	(166)	89
Purchase of noncontrolling interest				1
Ending balance		3	(117)	49
Change in Retirement Plans' Funded Status [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance		(1,105)	(826)	(810)
Other comprehensive income (loss), before reclassifications		76	(337)	53
Amounts reclassified from other comprehensive income (loss)		82	58	38
Other comprehensive income (loss)	[1]	158	(279)	91
Purchase of noncontrolling interest				(107)
Ending balance		(947)	(1,105)	(826)
Foreign Currency Translation [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance		(448)	(574)	(70)
Other comprehensive income (loss), before reclassifications		(358)	126	(492)
Other comprehensive income (loss)	[1]	(358)	126	(492)
Purchase of noncontrolling interest				(12)
Ending balance		(806)	(448)	(574)
Unrealized Gain (Loss) on Available for Sale Securities [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance				2
Amounts reclassified from other comprehensive income (loss)				(2)
Other comprehensive income (loss)	[1]			(2)
Share of Other Comprehensive Income of Entities Using the Equity Method [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance		(66)	(22)	8
Other comprehensive income (loss), before reclassifications		(47)	(44)	(20)
Other comprehensive income (loss)	[1]	(47)	(44)	(20)
Purchase of noncontrolling interest				(10)
Ending balance		$ (113)	$ (66)	$ (22)

[1]	Excluded from the table above is other comprehensive loss allocated to noncontrolling interests of $(1), $(4) and $(19) for the years ended December 31, 2015, 2014 and 2013, respectively.